Stock-Based Compensation (Schedule Of Changes In Stock-Based Compensation Awards, Restricted Stock Units) (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Stock-Based Compensation
Nonvested share units, shares	7,723	9,014
Granted, Shares	2,514
Vested, Shares	(2,858)
Forfeited, Shares	(947)
Exercisable share units at July 2, 2011, Shares	181
Nonvested share units, weighted average grant date fair value	$ 12.76	$ 12.86
Granted, Weighted Average Grant Date Fair Value	$ 15.13	$ 10.06	$ 13.73
Vested, Weighted Average Grant Date Fair Value	$ 14.57
Forfeited, Weighted Average Grant Date Fair Value	$ 14.49
Exercisable share units at July 2, 2011, Weighted Average Grant Date Fair Value	$ 16.20
Nonvested share units, weighted average remaining contractual term (years)	1.1	1.2
Exercisable share units at July 2, 2011, Weighted Average Remaining Contractual Term (years)	2.9
Nonvested share units, aggregate intrinsic value	149,000,000	126,000,000
Exercisable share units at July 2, 2011, Aggregate Intrinsic Value	$ 4,000,000